Short-Term Investments - Schedule of Short-Term Investment (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Short-Term Investment [Line Items]
Total short-term investments	$ 4,025,952	$ 12,788,629
Wealth management products, cost [Member]
Schedule of Short-Term Investment [Line Items]
Total short-term investments	3,972,984	12,394,541
Accrued interest receivable [Member]
Schedule of Short-Term Investment [Line Items]
Total short-term investments	$ 52,968	$ 394,088